Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Weighted Average Assumptions

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used:

Grant Year	Dividend Yield	Expected Volatility	Risk Free Interest Rate	Expected Lives
2018	5%	46%	2%	6
2017	5%	45%	2%	6
2016	5%	45%	2%	6

Stock Option Transactions under Various Stock-Based Employee Compensation Plans

Information regarding the 1996 Plan for the year ended December 31, 2018 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding, beginning of year	1,099,877	$44.00
Granted	104,000	67.21
Exercised	(361,618)	37.15
Forfeited	(5,400)	73.56
Expired	—	—
Outstanding, end of year	836,859	49.65	5.34
Exercisable at end of year	650,359	44.59	4.43

Summary of ESPP Share Activity	The following is a summary of 2009 ESPP share activity for the year ended December 31, 2018:

Shares
Available for future purchases, January 1, 2018	225,418
Additional shares reserved under 2009 ESPP	83,838
Purchases	(126,012)
Available for future purchases, December 31, 2018	183,244